Recent accounting pronouncements	12 Months Ended
Dec. 31, 2023
Recent accounting pronouncements

4. Recent accounting pronouncements

New standards and amendments

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2023 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments have had an impact on the Company’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the Company’s financial statements.

Definition of Accounting Estimates - Amendments to IAS 8

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments had no impact on the Company’s consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities. The amendments had no impact on the Company’s consolidated financial statements.

New standards and interpretations not yet adopted

Certain amendments to accounting standards have been published that are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Company. These amendments are not expected to have a material impact on the Company in future reporting periods and on foreseeable future transactions.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)